Fixed Assets, Net - Components of Fixed Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	¥ 2,576,571	$ 362,903	¥ 2,889,199
Less: Accumulated depreciation	(1,736,299)	(244,553)	(1,793,614)
Construction in progress	23,541	3,316	9,136
Property, plant and equipment, net	863,813	121,666	1,104,721
Computer Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	1,651,836	232,657	1,960,884
Office Building
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	588,685	82,915	588,685
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	164,556	23,177	162,653
Office Furniture and Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	148,268	20,883	147,766
Others
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	¥ 23,226	$ 3,271	¥ 29,211